Intangible Assets - Summary of Detailed Information about Intangible Assets (Detail) £ in Thousands	6 Months Ended
Jun. 30, 2023 GBP (£)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	£ 24,116
Amortization for the period	138
Ending balance	24,845
Cost or valuation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33,005
Additions	1,166
Ending balance	34,172
Accumulated revision to estimated value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(8,889)
Revision to estimated value	(300)
Ending balance	(9,189)
Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Amortization for the period	(138)
Ending balance	£ (138)